Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of Provisions
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24
For Administrative, Disciplinary and Criminal Penalties	71	—
For Termination Benefits(*)	15,096,545	430,346,372
Others	111,383,160	98,479,802
Total	126,479,776	528,826,174
(*)As a result of the acquisition of the companies of GGAL Holdings S.A. (formerly HSBC Argentina Holdings S.A.), a merger by absorption process was carried out as described in Note 15, with the purpose of optimizing operations and resources, providing a unified service proposal to customers. The purpose of this process is to achieve operating efficiency, maximization of resources and market consolidation, with the main objective of creating a more agile and effective structure that responds to the challenges of the Argentine market. With this objective in mind, a restructuring plan was communicated to the employees, which had different stages of execution. Based on this plan, the Group made a provision for the Restructuring Plan for Ps.378,183,286 as of December 31, 2024, which was charged to income within the Personnel Benefits line.